Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Provisions for liabilities and charges
Total	£ 61,087	£ 55,089
Customer deposits including repos
Provisions for liabilities and charges
Total	1,812	1,280
MRELs
Provisions for liabilities and charges
Total	23,998	21,660
Other medium term notes
Provisions for liabilities and charges
Total	22,087	17,843
Commercial paper and certificates of deposit
Provisions for liabilities and charges
Total	11,266	11,321
Covered bonds
Provisions for liabilities and charges
Total	749	2,122
Securitisation
Provisions for liabilities and charges
Total	£ 1,175	£ 863